Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Leases Liabilities [Abstract]
Schedule of Continuity of Lease Liabilities
The following is the continuity of lease liabilities:

As at	December 31, 2025	December 31, 2024
Balance, beginning of year	$744,295	$715,277

Assumed on acquisition	31,136	20,098

Additions and modifications	117,259	122,761

Repayments	(161,561)	(149,656)
Financing costs	44,825	40,485

Foreign exchange	2,853	(4,670)

Balance, end of year	$778,807	$744,295

Current portion	125,483	116,849
	$653,324	$627,446

Schedule of Consolidated Statement of Earnings
Lease expenses are presented in the Consolidated Statement of Earnings as follows:

	Year ended December 31,
	2025	2024
Operating expenses	$12,497	$9,414
Depreciation of right of use assets	$128,101	$123,512
Finance costs	$44,825	$40,485
Included in operating expenses are short-term and
low-value
asset lease expenses of $12,530 for the year ended December 31, 2025 (2024 - $9,312).